Earnings Per Share (Details) - shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	287,675	274,398	16,562
Stock options
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	360,408	939	265,694
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	88,237	0	95,134